Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
Share-based Compensation

14. Share-based Compensation

In August 2022, the Company adopted the 2022 Equity Incentive Plan (the “2022 Plan”), which provides for the issuance of stock options, restricted stock and restricted stock units, and other equity awards to employees, directors, and consultants. In connection with the Series A-I Closing in January 2026, the 2022 Plan was amended to increase the number of shares of common stock reserved for issuance under the plan from 3,546,000 to 5,381,207. As of March 31, 2026, 2,615,622 shares remained available for issuance under the 2022 Plan.

Stock options and restricted shares granted under the Company’s 2022 plan generally vest over a period of four years from the date of grant, and in the case of stock options, have a term of 10 years. The Company recognizes the grant date fair value of each option and restricted share over its vesting period.

The Company recorded stock-based compensation expense for stock options and restricted stock outside of the 2022 plan, see below, in the following expense categories of its condensed statements of operations for the three months ended March 31, 2026 and 2025 (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Research and development	$65	$89
General and administrative	176	253
	$241	$342

Stock Options

There were no material changes to the Company’s outstanding stock options during the three months ended March 31, 2026. As of March 31, 2026, 2,688,294 options were outstanding under the 2022 Plan, with a weighted-average exercise price of $0.48 per share, a weighted-average remaining contractual term of 7.5 years, and an aggregate intrinsic value of approximately $11.9 million. As of March 31, 2026, 1,775,082 options were exercisable, with a weighted-average exercise price of $0.41 per share, a weighted-average remaining contractual term of 7.2 years, and an aggregate intrinsic value of approximately $8.6 million. As of March 31, 2026, there was approximately $0.3 million of unrecognized compensation expense related to unvested stock options that is expected to be recognized over a weighted-average period of approximately 2.2 years.

Restricted Stock - Outside of the 2022 Plan

During the three months ended March 31, 2026, 272,823 shares of restricted stock with a weighted-average grant date fair value of $0.72 per share vested. As of March 31, 2026, 27,000 restricted shares remained unvested, with a weighted-average grant date fair value of $0.72 per share. As of March 31, 2026, total unrecognized compensation expense related to unvested restricted stock was approximately $19,000, which is expected to be recognized over a weighted-average period of approximately 1.4 years.

There have been no material changes to the Company’s segment determination or measurement of segment profit or loss and assets during the three months ended March 31, 2026 from those described in the Company’s audited financial statements for the year ended December 31, 2025.

14. Share-based Compensation

In August 2022, the Company adopted the 2022 Equity Incentive Plan (the “2022 Plan”), which provides for the issuance of stock options, restricted stock and restricted stock units, and other equity awards to employees, directors, and consultants. In August 2024, the 2022 Plan was amended to increase the number of shares of common stock reserved for issuance under the plan to 3,546,000. As of December 31, 2025, 780,415 shares remained available for issuance under the 2022 Plan.

Stock options and restricted shares granted under the Company’s 2022 plan generally vest over a period of four years from the date of grant, and in the case of stock options, have a term of 10 years. The Company recognizes the grant date fair value of each option and restricted share over its vesting period

The Company recorded stock-based compensation expense for stock options and restricted stock outside of the 2022 plan, see below, in the following expense categories of its statements of operations for the years ended December 31, 2025 and 2024 (amounts in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$356	$529
General and administrative	1,008	979
	$1,364	$1,508

Stock Options

The following table summarizes stock option activity for the 2022 Plan for the year ended December 31, 2025:

			Weighted
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Number	Exercise	Contractual	Value
	of Shares	Price	Term (in years)	(in thousands)
Balance, January 1, 2025	2,920,881	$0.46	8.06	$748
Granted	798,667	0.63	—	—
Exercised	(11,458)	0.00	—
Forfeitures	(726,506)	0.71	—	—
Expired	(293,290)	0.18	—	—
Balance, December 31, 2025	2,688,294	$0.48	7.76	$1,991
Exercisable at December 31, 2025	1,775,082	$0.41	7.45	$1,446

The aggregate intrinsic value represents the total amount by which the fair market value of the common stock subject to options exceeds the exercise price of the related options. The total intrinsic value of stock options exercised during the years ended December 31, 2025 and 2024 was $7,217 and $47,393, respectively.

The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in estimating the fair value of stock-based awards represent management’s estimate and involve inherent uncertainties and the application of management’s judgment.

●	The risk-free interest rate used is based on the published U.S. Department of Treasury interest rates in effect at the time of stock option grant for zero-coupon U.S. Treasury notes with maturities approximating each grant’s expected term;

●	The dividend yield is zero as the Company has not paid dividends and does not anticipate paying a cash dividend in the foreseeable future;

●	The expected term for options granted is calculated using the simplified method and represents the average time that options are expected to be outstanding based on the midpoint between the vesting date and the end of the contractual term of the award;

●	As the Company is a privately held company with no trading history of common stock, expected volatility is derived from the historical volatilities of a select group of comparable peer companies, for a look-back period commensurate with the expected term of the stock options.

The weighted-average grant-date fair value of the options awarded to employees and directors for the years ended December 31, 2025 and 2024 was $0.30 and $0.37 per option, respectively. The fair value of the options was estimated on the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.2%	4.3%
Expected term (years)	5.9	5.8
Expected volatility	44.1%	49.5%
Expected dividend yield	—	—

As of December 31, 2025, there was $0.3 million of unrecognized compensation expense that is expected to be recognized over a weighted-average period of 2.3 years.

Restricted Stock – Outside of the 2022 Plan

In November 2022, the Company entered into agreements, outside of the 2022 plan, with certain founders and executive shareholders that imposed vesting and repurchase restrictions on previously issued shares of common stock. The affected shares were accounted for as restricted stock awards under ASC 718, Compensation—Stock Compensation. The restricted shares vest over a four-year service period, subject to continued service. Compensation expense is recognized over the requisite service period based on the grant-date fair value of the common stock on the date which the repurchase restrictions were placed.

In December 2024, the Company entered into a contribution agreement with a founder shareholder pursuant to which 500,000 of the restricted shares subject to the vesting and repurchase restrictions described above were returned to the Company and cancelled, consisting of 343,654 vested shares and 156,346 unvested shares. The cancelled shares resumed the status of authorized and unissued common stock. No cash or other consideration was paid in connection with the cancellation. The Company accounted for the cancellation of the restricted shares as a repurchase for no consideration in accordance with ASC 718. Because no replacement award or other consideration was provided, and previously unrecognized compensation cost was recognized at the cancellation date. The cancellation of the 156,346 unvested shares resulted in the acceleration of $0.1 million of previously unrecognized compensation cost, which was recognized in the statements of operations for the year ended December 31, 2024.

Restricted stock outside of the 2022 plan activity for the year ended December 31, 2025 was as follows:

		Weighted-
		Average
	Number	Grant Date
	of Shares	Fair Value
Unvested at December 31, 2024	1,927,741	$0.72
Vested	(1,627,918)	$0.72
Unvested at December 31, 2025	299,823	$0.72

As of December 31, 2025, total unrecognized compensation expense related to unvested restricted stock was $0.2 million, which is expected to be recognized over a weighted-average period of approximately 0.3 years.